LVIP Wellington Mid-Cap Value Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.90%
Aerospace & Defense–0.58%
Moog Class A	22,698	$ 1,887,339
		1,887,339
Airlines–1.23%
†JetBlue Airways	195,322	3,972,849
		3,972,849
Auto Components–1.17%
Gentex	105,630	3,767,822
		3,767,822
Automobiles–0.68%
Thor Industries	16,386	2,207,850
		2,207,850
Banks–11.98%
Atlantic Union Bankshares	138,845	5,326,094
BancorpSouth Bank	127,213	4,131,878
South State	69,791	5,479,292
Sterling Bancorp	204,592	4,709,708
Synovus Financial	133,064	6,087,678
Western Alliance Bancorp	72,263	6,824,518
Zions Bancorp	111,340	6,119,246
		38,678,414
Building Products–2.21%
†JELD-WEN Holding	160,034	4,431,341
†PGT Innovations	107,216	2,707,204
		7,138,545
Chemicals–2.67%
Celanese	38,747	5,804,688
FMC	25,586	2,830,067
		8,634,755
Commercial Services & Supplies–1.72%
†Clean Harbors	66,113	5,557,459
		5,557,459
Communications Equipment–4.55%
†Ciena	56,855	3,111,106
†F5 Networks	21,154	4,413,147
†Lumentum Holdings	78,625	7,182,394
		14,706,647
Construction Materials–0.62%
Buzzi Unicem	76,975	2,001,254
		2,001,254
Containers & Packaging–1.46%
Crown Holdings	48,648	4,720,802
		4,720,802
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.58%
H&R Block	86,565	$ 1,887,117
		1,887,117
Diversified Financial Services–1.89%
Voya Financial	95,778	6,095,312
		6,095,312
Electric Utilities–3.03%
Alliant Energy	58,399	3,162,890
Evergy	56,498	3,363,326
Portland General Electric	68,918	3,271,537
		9,797,753
Electronic Equipment, Instruments & Components–1.65%
†II-VI	16,777	1,147,044
†Rogers	22,221	4,182,214
		5,329,258
Equity Real Estate Investment Trusts–8.92%
American Assets Trust	70,931	2,301,002
American Campus Communities	67,649	2,920,407
Americold Realty Trust	87,001	3,346,928
Essential Properties Realty Trust	212,710	4,856,169
First Industrial Realty Trust	44,787	2,050,797
Gaming and Leisure Properties	119,001	5,049,212
†Host Hotels & Resorts	138,295	2,330,271
Life Storage	28,468	2,446,825
†Ryman Hospitality Properties	45,176	3,501,592
		28,803,203
Food & Staples Retailing–1.68%
†U.S. Foods Holding	141,966	5,411,744
		5,411,744
Food Products–1.47%
†Hostess Brands	252,621	3,622,585
†Simply Good Foods	37,070	1,127,670
		4,750,255
Health Care Equipment & Supplies–3.05%
DENTSPLY SIRONA	38,338	2,446,348
Hill-Rom Holdings	29,194	3,225,353
†Integra LifeSciences Holdings	60,495	4,179,599
		9,851,300
Health Care Providers & Services–3.91%
†Acadia Healthcare	50,328	2,875,742
Encompass Health	70,413	5,766,824
†Molina Healthcare	17,051	3,985,842
		12,628,408
LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–5.20%
†Bloomin' Brands	134,443	$ 3,636,683
†Boyd Gaming	52,238	3,079,953
†Denny's	101,876	1,844,974
†Six Flags Entertainment	79,104	3,675,963
Wyndham Hotels & Resorts	65,155	4,546,516
		16,784,089
Household Durables–1.59%
Leggett & Platt	47,770	2,180,701
Lennar Class A	29,284	2,964,419
		5,145,120
Insurance–8.39%
†Alleghany	6,715	4,205,537
Assurant	47,040	6,668,861
CNO Financial Group	204,384	4,964,487
Hanover Insurance Group	40,207	5,205,198
Kemper	54,008	4,305,518
Lancashire Holdings	194,675	1,728,360
		27,077,961
IT Services–0.93%
Amdocs	42,957	3,013,434
		3,013,434
Life Sciences Tools & Services–1.50%
†Syneos Health	63,890	4,846,056
		4,846,056
Machinery–9.66%
†Colfax	136,794	5,992,945
†Ingersoll Rand	81,924	4,031,480
Kennametal	108,820	4,349,535
†Meritor	111,113	3,268,945
†Middleby	23,567	3,906,230
Rexnord	102,189	4,812,080
SPX FLOW	76,275	4,830,496
		31,191,711
Media–1.06%
TEGNA	181,069	3,409,529
		3,409,529
Metals & Mining–1.72%
Reliance Steel & Aluminum	36,393	5,542,290
		5,542,290
Oil, Gas & Consumable Fuels–1.62%
†Delek US Holdings	80,662	1,756,818
Diamondback Energy	47,449	3,487,027
		5,243,845
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.36%
Leidos Holdings	45,546	$ 4,385,169
		4,385,169
Road & Rail–0.94%
Knight-Swift Transportation Holdings	62,946	3,027,073
		3,027,073
Semiconductors & Semiconductor Equipment–2.87%
MKS Instruments	30,724	5,696,844
†Onto Innovation	27,647	1,816,685
†Tower Semiconductor	62,583	1,754,827
		9,268,356
Specialty Retail–0.92%
†Urban Outfitters	80,252	2,984,572
		2,984,572
Textiles, Apparel & Luxury Goods–3.25%
†Carter's	45,423	4,039,468
Columbia Sportswear	27,191	2,872,185
Steven Madden	96,081	3,579,978
		10,491,631
Thrifts & Mortgage Finance–1.16%
MGIC Investment	270,989	3,753,198
		3,753,198
Trading Companies & Distributors–1.68%
†AerCap Holdings	92,280	5,420,527
		5,420,527
Total Common Stock (Cost $222,890,628)		319,412,647
MASTER LIMITED PARTNERSHIP–0.10%
Viper Energy Partners	21,916	319,097
Total Master Limited Partnership (Cost $339,574)		319,097

MONEY MARKET FUND–0.74%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	2,396,934	2,396,934
Total Money Market Fund (Cost $2,396,934)		2,396,934

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.74% (Cost $225,627,136)	$322,128,678
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	825,488
NET ASSETS APPLICABLE TO 10,905,583 SHARES OUTSTANDING–100.00%	$322,954,166

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$319,412,647	$—	$—	$319,412,647
Master Limited Partnership	319,097	—	—	319,097
Money Market Fund	2,396,934	—	—	2,396,934
Total Investments	$322,128,678	$—	$—	$322,128,678
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Mid-Cap Value Fund–4